Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 55,564,566	$ 47,913,201
Less: accumulated amortization		(15,877,444)	(10,614,005)
Impairment		(28,614,264)	(2,266,746)
Intangible assets, net		11,072,858	35,032,450
Capitalized development costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross	[1]	11,995,622	11,416,518
Purchased software [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		384,643	395,446
Software from business combinations [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 43,184,301	$ 36,101,237

[1]	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.